Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes expenses
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018

Current	$-	$-	$-
Deferred	-	-	-
Total income taxes expense	$-	$-	-

Schedule of income taxes expenses computed at the Hong Kong statutory tax rate
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018

Net income (loss) before tax	$4,920,167	$(20,116,938)	$(15,134,485)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	811,828	(3,319,294)	(2,497,190)
Impact of different tax rates in other jurisdictions	(18,869)	(91,623)	(3,066)
Non-taxable income	(4,281,521)	(389,714)	(95,018)
Non-deductible expenses	79,200	702,433	540,893
Change in valuation allowance	3,409,362	3,098,198	2,054,381
Effective income tax expense	$-	$-	$-

Schedule of deferred tax asset
	December 31, 2020	December 31, 2019
Deferred tax asset:
Tax loss carry forward	$9,461,421	$6,699,345
Share-based payment expenses	497,808	-
	9,959,229	6,699,345
Deferred tax liability:
Depreciation and amortization	(397,669)	(547,147)
Net deferred tax assets before valuation allowance	9,561,560	6,152,198
Valuation allowance	(9,561,560)	(6,152,198)
Deferred tax asset, net	$-	$-